UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2010

Item 1. Report to Stockholders.

annual report
March 31, 2010

Advised by NorthCoast Asset Management, LLC

www.northcoastam.com
(800) 558-9105

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

The 12 months encompassed in this annual report were among the most relieving in American stock market history.  The market made broad and significant advances after a climatic end in March, 2009 to the financial crisis of 2008 even though most of the lagging economic indicators such as unemployment and GDP took until December of 2009 to bottom.

The rebound was first largely driven by companies that were priced for extinction.  Companies like Citigroup, Bank of America and Ford which once teetered on the brink after stock declines of over 85% made impressive gains as countless banking and commodity stocks were reassessed by investors who decided that we were not going into a second Great Depression.  The power and concentration of this first upward push, March 9, 2009 – June 30, 2009, contributed mightily to the Fund’s lagging performance this year versus broad stock market indexes such as the S&P 500®.  Candidates for investment for the CAN SLIM® Select Growth Fund (the “Fund”) must exhibit two critical attributes – price and earnings momentum.  Whereas the Fund was investing in companies whose business models were winning even during the crisis and seeing their earnings grow – companies like Aaron’s Inc. (AAN), Quality Systems (QSII), and Symantec (SYMC) – their stock prices were stuck in mud as every investor dollar seemed to be fixated on banks and near bankrupt, turnaround stories such as Las Vegas Sands (LVS).  Further the Fund also had to adapt to a rising market from an 80% cash position on March 9, 2009.  Finding good growth companies with solid earnings growth proved challenging during this period and it took the management team until June 30, 2009 to get over 70% invested in stocks.

Once June was over, however, markets began to normalize and stocks with growing earnings finished 2009 flashing positive signs.  The Fund returned 5.93% in the fourth quarter ending December 31, 2009 versus the broader S&P 500®’s 6.04% rise.  Stocks included in the portfolio such as Apple, (AAPL), Baidu (BIDU), and Cree Inc (CREE), began outpacing broader averages.  Though it is historically consistent and makes common sense that bear market bottoms occur as big losers (AIG, C, FNA) find buyers, for this bullish theme to sustain, high quality growth stocks must develop and attract capital.

During the full fiscal year beginning April 1, 2009 and ending March 31, 2010 CAN SLIM® Select Growth Fund (CANGX) gained 20.78% compared to an advance of 49.77% in the broad average S&P 500®.  Despite this impressive performance the S&P 500® would have to gain another 34% to retake its October ‘07 highs (the Fund needs a more modest +17% to put new highs in place).

CAN SLIM® Select Growth Fund

The Fund closed the fiscal year March 31, 2010 at 95% invested.  After reducing stock market exposure to 60% by February 16th in reaction to the Greek bond collapse and negative market movement, the Fund steadily added positions to correspond with March’s rise.  This scalar investment strategy is a key ingredient of the CAN SLIM® system.  The “M” in CAN SLIM® stands for market, and it’s important to respond to conditions where market indices define either a new rally with rising trading volume or a decline with similar confirming volumes. A better reflection of the importance of this strategy is the comparison from the time NorthCoast took over the Fund, May 20, 2008 to this fiscal year end. The period encompasses the great bear market of late ‘08-early’09 where the Fund lost 7.23% versus the S&P 500®’s loss of 17.97%.

Average Annual Returns for the periods ended March 31, 2010

		Since Inception
	1 Year	(9/26/05)
CAN SLIM® Select Growth Fund	20.78%	0.87%
S&P 500® Index	49.77%	1.27%
Fund Expense Ratio 2.31%

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

While US employment – or lack thereof – continues to be the 800 pound gorilla in the scene, good companies continue to make profits and investors continue to buy their stocks. Our investment program pursues these high-quality issues and attempts to purchase them at optimum levels. As it appears that market rotation has begun to favor growth once again, we will continue to methodically seek better than average opportunities for the Fund. Years of experience have shaped our fundamental belief that process, system and the rigorous adherence to time-tested investing rules will win over time. It has never been our role to predict how the market will respond to news but rather to react to what is actually happening along the way.

CAN SLIM® Select Growth Fund

Thank you for your business.  It is a privilege to serve shareholders as advisor to the Fund and look forward to a bright future together.

Sincerely,

Rick Semels
CEO

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

sector allocation
AT MARCH 31, 2010 (UNAUDITED)

*Cash equivalents and liabilities in excess of other assets.

expense example
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/09 - 3/31/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) (CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) (CONTINUED)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/09	3/31/10	10/1/09 – 3/31/10*
Actual	$1,000	$1,084	$8.83
Hypothetical
(5% return
before expenses)	$1,000	$1,016	$8.55

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

Value of $10,000 vs S&P 500® Index

Average Annual Returns for the period ended March 31, 2010:

			Since
			Inception
	1 Year	3 Year	(9/26/05)
CAN SLIM® Select Growth Fund	20.78%	2.35%	0.87%
S&P 500® Index	49.77%	(4.17)%	1.27%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

On May 20, 2008, NorthCoast Asset Management, LLC started managing the Fund.  Previous periods were managed by another investment advisor.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010

Shares		Value
COMMON STOCKS: 93.3%
Air Transportation: 1.0%
24,791	Lan Airlines SA - ADR	$437,561
Ambulatory Health Care Services: 1.9%
7,329	Amedisys, Inc.*	404,707
15,173	Gentiva Health Services, Inc.*	429,093
		833,800
Apparel Manufacturing: 1.2%
8,661	Guess ?, Inc.	406,894
2,101	UniFirst Corp.	108,201
		515,095
Broadcasting: 0.9%
25,647	Liberty Media Corp.*	392,656
Building Material, Garden & Supplies Dealers: 0.9%
15,435	Lumber Liquidators Holdings, Inc.*	411,651
Chemical Manufacturing: 4.6%
18,865	BioMarin Pharmaceutical, Inc.*	440,875
7,122	Life Technologies Corp.*	372,267
24,707	Revlon, Inc. - Class A*	366,899
9,160	Valeant Pharmaceuticals International*	393,056
26,742	WuXi PharmaTech Cayman, Inc. - ADR*	416,373
		1,989,470
Clothing & Accessories Stores: 1.7%
13,991	DSW, Inc.*	357,190
8,944	Nordstrom, Inc.	365,363
		722,553
Computer & Electronic Products: 15.6%
1,778	Apple, Inc.*	417,706
11,765	Atheros Communications, Inc.*	455,423
13,059	Blue Coat Systems, Inc.*	405,351
31,419	Bruker Corp.*	460,288

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.3% (Continued)
Computer & Electronic Products: 15.6% (Continued)
4,631	Cree, Inc.*	$325,189
21,278	CSG Systems International, Inc.*	445,987
19,219	Mellanox Technologies Ltd.*	452,992
11,850	NetLogic Microsystems, Inc.*	348,746
25,991	OmniVision Technologies, Inc.*	446,525
5,683	Research In Motion Ltd.*	420,258
20,754	Seagate Technology*	378,968
7,712	Silicon Laboratories, Inc.*	367,631
13,095	Sirona Dental Systems, Inc.*	498,003
18,439	Trina Solar Ltd. - ADR*	450,096
11,791	Veeco Instruments, Inc.*	512,908
23,494	Xyratex Ltd.*	397,753
		6,783,824
Credit Intermediation: 4.9%
21,061	AmeriCredit Corp.*	500,409
19,273	International Bancshares Corp.	443,086
22,330	Nelnet, Inc. - Class A	414,445
9,444	Prosperity Bancshares, Inc.	387,204
4,389	Visa, Inc.	399,531
		2,144,675
Data Processing & Hosting Services: 1.8%
7,308	HMS Holdings Corp.*	372,635
14,435	Red Hat, Inc.*	422,512
		795,147
Electrical Equipment & Component
Manufacturing: 1.9%
19,723	Harbin Electric, Inc.*	425,819
3,338	National Presto Industries, Inc.	396,922
		822,741
Electronic Markets, Agents & Brokers: 0.8%
8,079	Tech Data Corp.*	338,510

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.3% (Continued)
Fabricated Metal Products: 1.0%
7,203	Stanley Black & Decker, Inc.	$413,524
Food & Beverage Stores: 2.0%
11,484	Core-Mark Holding Co., Inc.*	351,525
13,671	Whole Foods Market, Inc.*	494,207
		845,732
Food Manufacturing: 0.9%
3,900	Green Mountain Coffee Roasters, Inc.*	377,598
Food Services: 1.0%
9,208	Cracker Barrel Old Country Store, Inc.	427,067
Furniture & Related Products: 1.0%
14,442	Tempur-Pedic International, Inc.*	435,571
Health & Personal Care Stores: 1.0%
6,773	MedcoHealth Solutions, Inc.*	437,265
Information Services: 2.3%
10,164	AsiaInfo Holdings, Inc.*	269,143
572	Baidu, Inc. - ADR*	341,484
8,064	MercadoLibre, Inc.*	388,765
		999,392
Insurance Carriers: 1.9%
10,644	Catalyst Health Solutions, Inc.*	440,449
14,664	CNA Financial Corp.*	391,822
		832,271
Leather & Allied Products: 0.9%
7,946	Steven Madden Ltd.*	387,765
Machinery: 2.1%
7,216	Dril-Quip, Inc.*	439,021
7,263	FMC Technologies, Inc.*	469,408
		908,429

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.3% (Continued)
Merchant Wholesalers: 1.8%
8,771	Herbalife Ltd.	$404,518
4,618	Polo Ralph Lauren Corp.	392,715
		797,233
Miscellaneous Manufacturing: 5.6%
2,294	Alcon, Inc.	370,619
9,005	Coach, Inc.	355,878
19,370	Conceptus, Inc.*	386,625
4,183	Edwards Lifesciences Corp.*	413,615
10,400	Hanger Orthopedic Group, Inc.*	189,072
910	Intuitive Surgical, Inc.*	316,798
14,645	W.R. Grace & Co.	406,545
		2,439,152
Motor Vehicle & Parts Dealers: 1.0%
17,126	CarMax, Inc.*	430,205
Oil & Gas Extraction: 2.8%
8,716	Concho Resources, Inc.*	438,938
7,096	Pioneer Natural Resources Co.	399,647
27,307	Quicksilver Resources, Inc.*	384,209
		1,222,794
Performing Arts & Spectator Sports: 1.2%
9,394	Las Vegas Sands Corp.*	198,683
19,555	Live Nation Entertainment, Inc.*	283,548
		482,231
Pipeline Transportation: 0.9%
12,655	NuStar GP Holdings, LLC	374,968
Plastics & Rubber Products: 0.8%
10,343	Jarden Corp.	344,318

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.3% (Continued)
Primary Metal Manufacturing: 1.9%
3,594	Precision Castparts Corp.	$455,396
8,965	Tenaris SA - ADR	384,957
		840,353
Professional, Scientific & Technical Services: 11.7%
9,082	Accenture PLC	380,990
6,803	Celgene Corp.*	421,514
5,699	Cerner Corp.*	484,757
28,779	CGI Group, Inc.*	429,095
27,393	Genpact Ltd.*	459,381
15,179	JDA Software Group, Inc.*	422,280
12,936	Longtop Financial Technologies Ltd. - ADR*	416,668
5,601	MAXIMUS, Inc.	341,269
9,369	Open Text Corp.*	444,746
1,700	priceline.com, Inc.*	433,500
11,819	Unisys Corp.*	412,365
15,673	VeriSign, Inc.*	407,655
		5,054,220
Publishing Industries: 6.4%
14,938	ArcSight, Inc.*	420,505
10,959	Check Point Software Tech Ltd..*	384,222
18,788	CommVault Systems, Inc.*	401,124
16,177	Informatica Corp.*	434,999
4,225	MicroStrategy, Inc.*	359,421
23,810	Nuance Communications, Inc.*	396,198
20,038	RightNow Technologies, Inc.*	357,879
		2,754,348
Securities Financial Services: 1.8%
10,344	Interactive Data Corp.	331,008
12,397	Waddell & Reed Financial, Inc.	446,788
		777,796

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010 (CONTINUED)

Shares		Value
COMMON STOCKS: 93.3% (Continued)
Sporting Goods & Leisure Stores: 0.4%
4,650	Jo-Ann Stores, Inc.*	$195,207
Transportation Equipment: 2.8%
5,482	Goodrich Corp.	386,590
7,252	Magna International, Inc.	448,536
9,049	Oshkosh Corp.*	365,037
		1,200,163
Utilities: 1.9%
8,266	Energy Transfer Partners LP	387,345
16,964	Insituform Technologies, Inc. - Class A*	451,412
		838,757
Water Transportation: 1.0%
24,078	Navios Maritime Partners LP	422,810
TOTAL COMMON STOCKS
(Cost $34,956,050)		40,426,852
PREFERRED STOCKS: 2.6%
Beverage & Tobacco Products: 0.8%
3,696	Companhia de Bebidas das
	Americas - ADR	338,776
Food & Beverage Stores: 0.9%
5,879	Companhia Brasileira de
	Distribuicao - Class A	395,245
Utilities: 0.9%
18,959	Companhia Paranaense de
	Energia - COPEL - ADR	388,280
TOTAL PREFERRED STOCKS
(Cost $1,178,428)		1,122,301

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2010 (CONTINUED)

Shares	Value
SHORT-TERM INVESTMENT: 5.3%
Money Market Fund: 5.3%
2,303,831	Federated U.S. Treasury Cash Reserves
Fund - Institutional Shares, 0.000%**	$2,303,831
TOTAL SHORT-TERM INVESTMENT
(Cost $2,303,831)	2,303,831
TOTAL INVESTMENTS IN SECURITIES: 101.2%
(Cost $38,438,309)	43,852,984
Liabilities in Excess of Other Assets: (1.2%)	(503,081)
TOTAL NET ASSETS: 100.0%	$43,349,903

ADR	American Depository Receipt
*	Non-income producing security.
**	7-day yield.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of assets and liabilities
AT MARCH 31, 2010

ASSETS:
Investments in securities, at value
(Cost $38,438,309) (Note 2)	$43,852,984
Receivables:
Investment securities sold	738,197
Fund shares sold	160,089
Dividends and interest	16,400
Prepaid expenses	18,483
Total assets	44,786,153

LIABILITIES:
Payables:
Investment securities purchased	1,314,611
Fund shares redeemed	9,333
Investment advisory fees, net	35,488
Administration fees	7,202
Custody fees	1,457
Distribution fees	24,873
Fund accounting fees	5,387
Transfer agent fees	5,965
Chief Compliance Officer fees	1,263
Other accrued expenses	30,671
Total liabilities	1,436,250
NET ASSETS	$43,349,903
Net asset value, offering and redemptions price
per share ($43,349,903/4,173,197 shares
outstanding; unlimited number of shares
authorized without par value)	$10.39

COMPONENTS OF NET ASSETS:
Paid-in Capital	$49,595,921
Undistributed net investment income	26,495
Accumulated net realized loss on investments	(11,687,188)
Net unrealized appreciation on investments	5,414,675
Net assets	$43,349,903

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of operations
FOR THE YEAR ENDED MARCH 31, 2010

INVESTMENT INCOME
Dividends
(net of foreign withholding tax of $1,897)	$164,061
Interest	31,791
Total investment income	195,852

EXPENSES (Note 3)
Investment advisory fees	354,206
Distribution fees	88,551
Administration fees	70,841
Transfer agent fees	40,701
Registration fees	31,932
Fund accounting fees	28,559
Audit fees	17,442
Miscellaneous expense	17,372
Reports to shareholders	14,778
Chief Compliance Officer fees	7,513
Custody fees	7,441
Legal fees	6,346
Trustee fees	4,070
Insurance expense	2,378
Total expenses	692,130
Less: fees waived	(90,117)
Net expenses	602,013
Net investment loss	(406,161)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,218,828
Change in net unrealized appreciation on investments	5,736,000
Net realized and unrealized gain on investments	6,954,828
Net increase in net assets
resulting from operations	$6,548,667

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of changes in net assets

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(406,161)	$(10,308)
Net realized gain (loss) on investments	1,218,828	(3,478,148)
Change in net unrealized appreciation
(depreciation) on investments	5,736,000	(266,315)
Net increase (decrease) in net
assets resulting from operations	6,548,667	(3,754,771)

DISTRIBUTIONS TO SHAREHOLDERS
Distribution in excess	(28,073)	—
Total distributions to shareholders	(28,073)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a) (b)	6,169,058	9,507,808
Total increase in net assets	12,689,652	5,753,037

NET ASSETS
Beginning of year	30,660,251	24,907,214
End of year	$43,349,903	$30,660,251
Undistributed net investment income	$26,495	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Value	Shares	Value
Shares sold	3,668,433	$34,684,329	2,202,472	$20,675,775
Shares issued
in reinvestment
of distributions	2,733	27,115	—	—
Shares
redeemed (b)	(3,060,516)	(28,542,386)	(1,153,325)	(11,167,967)
Net increase	610,650	$6,169,058	1,049,147	$9,507,808

(b)	Net of redemption fees of $7,964 and $4,102, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

financial highlights
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

						Period
						Ended
	Year Ended March 31,					March 31,
	2010	2009	2008		2007	2006*
Net asset value,
beginning of year/period	$8.61	$9.91	$9.70		$11.42	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.10)	0.00	(0.07)		(0.10)	(0.02)
Net realized and unrealized
gain (loss) on investments	1.89	(1.30)	0.28		(1.64)	1.44
Total from
investment operations	1.79	(1.30)	0.21		(1.74)	1.42

LESS DISTRIBUTIONS:
Distribution in excess	(0.01)	—	—		—	—
Paid-in capital from
redemption fees (Note 2)	0.00 **	0.00 **	0.00	**	0.02	0.00	**
Net asset value,
end of year/period	$10.39	$8.61	$9.91		$9.70	$11.42
Total return	20.78%	(13.12)%	2.16%		(15.06)%	14.20%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$43.3	$30.7	$24.9		$44.8	$73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.95%	2.18%	2.01%		1.81%	2.39%+
After fees waived and
expenses absorbed	1.70%	1.70%	1.70%		1.70%	1.70%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.40)%	(0.52)%	(0.83)%		(0.78)%	(1.68)%+
After fees waived and
expenses absorbed	(1.15)%	(0.04)%	(0.52)%		(0.67)%	(0.99)%+
Portfolio turnover rate	225%	393%	226%		493%	118%^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.  On May 20, 2008 NorthCoast Asset Management, LLC started managing the Fund.  Prior to May 20, 2008 the Fund was managed by another investment adviser.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2010, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$40,426,852	—	—	$40,426,852
Preferred Stocks^	1,122,301	—	—	1,122,301
Short-Term
Investment	2,303,831	—	—	2,303,831
Total Investments
in Securities	$43,852,984	$—	$—	$43,852,984

^	See Schedule of Investments for industry breakout.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2010, the Fund had no post October losses.

At March 31, 2010, the Fund had capital loss carryforwards of $11,687,188, which expire as follows:

Capital Loss Carryover	Expiration
$9,229,320	3/31/2015
$ 169,103	3/31/2017
$2,288,765	3/31/2018

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

(including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2010, the Fund decreased accumulated net investment loss by $460,729,  increased accumulated net realized loss by $9 and decreased paid-in-capital by $460,720.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

J.
New Accounting Pronouncement.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended March 31, 2010, the Fund incurred $354,206 in advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended March 31, 2010, the Adviser waived $90,117 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2010 the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $205,499.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2012	$115,382
March 31, 2013	$ 90,117

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the year ended March 31, 2010, the Fund incurred $70,841 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended March 31, 2010, the Fund was allocated $7,513 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the year ended March 31, 2010, the Fund incurred $88,551 in distribution fees.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2010 (CONTINUED)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. Government securities, for the Fund for the year ended March 31, 2010, were $80,553,378 and $61,325,392 respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended March 31, 2010.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended March 31, 2010 for the Fund was as follows:

2010
Distributions paid from:
Distribution in excess	$28,073
Long-term capital gain	—
$28,073

There were no distributions for the Fund in the year ended March 31, 2009.

As of March 31, 2010, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Cost of investments	$38,411,814
Gross unrealized appreciation	5,811,597
Gross unrealized depreciation	(370,427)
Net unrealized appreciation	5,441,170
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(11,687,188)
Total accumulated loss	$(6,246,018)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.

CAN SLIM® Select Growth Fund

report of independent registered public accounting firm

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period September 26, 2005 (commencement of operations) to March 31, 2006.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period September 26, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2010

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, policies and to general supervision by the Board.

The current Trustees and executive officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the positions listed for a minimum of five years.

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee,
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and
2020 E. Financial Way			business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant;		Foundation;
c/o U.S. Bancorp		Since	formerly, Chief		The Univ. of
Fund Services, LLC		May 1991.	Executive Officer,		Virginia Law
2020 E. Financial Way			Rockefeller Trust		School Fdn.
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Former Owner,	1	None.
(born 1938)		Term;	Golf Adventures,
c/o U.S. Bancorp		Since	LLC, (Vacation
Fund Services, LLC		May 1991.	Services); formerly
2020 E. Financial Way			President and
Suite 100			Founder, National
Glendora, CA 91741			Investor Data Services,
Inc. (investment
related computer software).

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers
Fund Services, LLC		May 1991.	Vice President,		Funds,
2020 E. Financial Way			Investment Company		Managers
Suite 100			Administration, LLC		AMG Funds,
Glendora, CA 91741			(mutual fund		Aston Funds;
			administrator).		Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.

Officers of the Trust
Robert M. Slotky	President	Indefinite	Senior Vice	Not	Not
(born 1947)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		Aug. 2002.	Fund Services,
2020 E. Financial Way	Chief	Indefinite	LLC, since
Suite 100	Compli-	Term;	July 2001.
Glendora, CA 91741	ance	Since
	Officer	Sept. 2004
	Anti-	Indefinite
	Money	Term;
	Laun-	Since
	dering	Dec. 2005.
Officer

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Eric W. Falkeis	Executive	Indefinite	Senior Vice	Not	Not
(born 1973)	Vice	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	President	Since	Chief Financial
Fund Services, LLC		Nov.	Officer (and
615 East Michigan St.		2009.	other positions),
Milwaukee, WI 53202			U.S. Bancorp
Fund Services,
LLC since 1997.

Patrick J. Rudnick	Treasurer	Indefinite	Vice	Not	Not
(born 1973)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		Nov.	Fund Services,
615 East Michigan St.		2009.	LLC, since 2006;
Milwaukee, WI 53202			formerly, Manager,
Pricewaterhouse-
Coopers LLP
(1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		February	Officer, U.S.
2020 E. Financial Way		2008.	Bancorp Fund
Suite 100			Services, LLC,
Glendora, CA 91741			since July 2007;
formerly, Vice
President and
Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CAN SLIM® Select Growth Fund

information about proxy voting
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

information about the portfolio holdings
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.northcoastam.com within ten business days after calendar quarter end.

information about the fund’s trustees
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.northcoastam.com.

information about householding
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

privacy notice

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Investment Adviser
NorthCoast Asset Management, LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

The CAN SLIM Select Growth Fund

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$16,500	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,300	$2,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The CAN SLIM Select Growth Fund

Non-Audit Related Fees	FYE 3/31/2010	FYE 3/31/2009
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   June 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   June 3, 2010

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   June 3, 2010

* Print the name and title of each signing officer under his or her signature.